Information by Segment - Summary of Detailed Information about Reconciliation to Adjusted EBITDA (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Net income		€ 39,067	€ 38,336	[1]	€ 46,680	[1]
Income tax expense		14,839	16,450	[1]	17,925	[1]
Profit before taxation		53,906	54,786	[1]	64,605	[1]
Finance income		(1,411)	(1,206)	[1]	(3,294)	[1]
Finance expense		45,778	37,475	[1]	32,316	[1]
Operating income		98,273	91,055	[1]	93,627	[1]
Depreciation, amortization and impairments		108,252	89,835	[1]	78,229	[1]
Share-based payments		9,929	7,890	[1]	9,047	[1]
Increase/(decrease) in provision for onerous lease contracts	[1],[2]				(184)
M&A transaction break fee income	[1],[3]				(20,923)
M&A transaction costs	[4]	4,604	2,429	[1]	11,845	[1]
Income from sub-leases on unused data center sites	[5]	(97)	(95)	[1]	(365)	[1]
Increase/(decrease) in provision for site restoration	[1],[6]		(238)
Adjusted EBITDA	[7]	220,961	190,876	[1]	171,276	[1]
FR, DE, NL and UK [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		101,120	87,558		83,215
Depreciation, amortization and impairments		72,721	60,128		50,317
Share-based payments		1,074	838		1,345
Increase/(decrease) in provision for onerous lease contracts	[2]				(184)
Income from sub-leases on unused data center sites	[5]	(97)	(95)		(365)
Increase/(decrease) in provision for site restoration	[6]		(238)
Adjusted EBITDA	[7]	174,818	148,191		134,328
Rest of Europe [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		69,919	62,404		54,374
Depreciation, amortization and impairments		29,365	25,371		23,688
Share-based payments		381	420		806
Adjusted EBITDA	[7]	99,665	88,195		78,868
Corporate and other [member]
Disclosure of detailed information about reconciliation to adjusted EBITDA [line items]
Operating income		(72,766)	(58,907)	[1]	(43,962)	[1]
Depreciation, amortization and impairments		6,166	4,336	[1]	4,224	[1]
Share-based payments		8,474	6,632	[1]	6,896	[1]
M&A transaction break fee income	[1],[3]				(20,923)
M&A transaction costs	[4]	4,604	2,429	[1]	11,845	[1]
Adjusted EBITDA	[7]	€ (53,522)	€ (45,510)	[1]	€ (41,920)	[1]

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	"Increase/(decrease) in provision for onerous lease contracts" relates to those contracts in which we expect losses to be incurred in respect of unused data center sites over the term of the lease contract. This item is treated as "General and administrative costs".
[3]	"M&A transaction break fee income" represents the cash break up fee received following the termination of the Implementation Agreement in May 2015. This fee was included in "Other income".
[4]	"M&A transaction costs" are costs associated with the evaluation, diligence and conclusion or termination of merger or acquisition activity. These costs are included in "General and administrative costs".
[5]	"Income from sub-leases of unused data center sites" represents the income on sub-lease of portions of unused data center sites to third parties. This income is treated as "Other income".
[6]	"Increase/(decrease) in provision for site restoration" represents income or expense related to the termination of data center sites. This item is treated as "Other income".
[7]	"Adjusted EBITDA" is a non-IFRS financial measure within the meaning of the rules of the SEC. See "Non-IFRS Financial Measures" for more information on this measure, including why we believe that this supplemental measure is useful, and the limitations on the use of this supplemental measure.